INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET
Schedule of Intangible assets

	Note	As at December 31, 2015	As at December 31, 2016

Customer relationships	8	44,822	104,322
Favorable lease	8	15,500	15,500

		60,322	119,822
Less: accumulated amortization		(13,387)	(27,253)

Intangible assets, net		46,935	92,569

Schedule of Estimated future amortization expense
Fiscal year ending December 31,
2017	16,939
2018	16,939
2019	16,939
2020	8,789
2021	8,789
Thereafter	24,174

Total	92,569